Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transactions under the Company’s stock option plans

	Shares	Weighted average exercise price	Weighted average remaining contractual life in years	Aggregate intrinsic value
Outstanding at December 31, 2013	448,975	$6.70	5.6	$739,951
Options granted	46,000	8.16
Options exercised	(36,950)	4.33
Options forfeited	(9,119)	9.73
Options expired	(29,985)	10.16
Outstanding at December 31, 2014	418,921	$6.76	5.5	$1,257,968
Options granted	57,000	9.56
Options exercised	(525)	7.31
Options forfeited	-	-
Options expired	-	-
Outstanding at December 31, 2015	475,396	$7.09	5.1	$2,562,175
Exercisable at December 31, 2015	375,233	$6.65	4.1	$2,190,220

Stock Options, Valuation Assumptions

	For the years ended December 31,
	2015	2014
Number of options granted	57,000	46,000
Weighted average exercise price	$9.56	$8.16
Weighted average fair value of options	$3.61	$3.21
Expected life in years (1)	6.69	5.54
Expected volatility (2)	42.20%	45.32%
Risk-free interest rate (3)	1.89%	1.57%
Dividend yield (4)	1.39%	1.01%

(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Schedule of Information About Options Exercised

	For the twelve months ended December 31,
	2015	2014
Number of options exercised	525	36,950
Total intrinsic value of options exercised	$1,302	$157,406
Cash received from options exercised	-	70,405
Tax deduction realized from options exercised	520	62,868

Schedule of Stock Options, by Exercise Price Range

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
$0.00 - 4.00	89,000	3.2	$3.85	89,000	$3.85
4.01 - 8.00	281,950	5.4	6.73	242,120	6.61
8.01 - 12.00	62,551	9.3	9.63	2,218	10.53
12.01 - 16.00	41,895	1.1	12.62	41,895	12.62
Total	475,396	5.1	$7.09	375,233	$6.65

Schedule of Nonvested Share Activity

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2014	77,750	$7.24
Granted	41,800	9.45
Cancelled	(2,000)	9.81
Vested	(36,750)	6.88
Nonvested restricted stock at December 31, 2015	80,800	$8.50

Restricted Stock Awards Activity

	For the years ended December 31,
	2015	2014
Number of shares granted	41,800	17,500
Average grant date fair value	$9.45	$8.88

Summary of Components of Net Periodic Pension Cost of Defined Benefit Plan Recognized

(In thousands)	For the year ended December 31, 2015
Service cost	$59
Interest cost	34
Amortization of prior service cost	83
Net periodic benefit cost	$176

Summary of Changes in Benefit Obligations of Defined Benefit Plan Recognized

(In thousands)	For the year ended December 31, 2015
Benefit obligation, beginning of year	$-
Initial recognition of prior service cost	830
Service cost	59
Interest cost	34
Actuarial gain (loss)	-
Benefit obligation, end of year	$923

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation of Share-based Compensation Costs

	For the years ended December 31,
	2015	2014
Compensation expense	$147,905	$152,349
Income tax benefit	59,073	60,848

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation of Share-based Compensation Costs

	For the years ended December 31,
	2015	2014
Compensation expense	$302,425	$245,428
Income tax benefit	120,788	98,024